Note O - Parent Company Only Condensed Financial Information (Details) - Condensed Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 28,344	$ 45,651	$ 51,630	$ 59,751
Other assets	5,723	6,705
Total assets	747,368	769,223	804,177
Liabilities
Subordinated debentures	8,500	13,500
Total liabilities	666,949	693,403
Shareholders’ Equity
Total shareholders’ equity	80,419	75,820	71,843	68,128
Total liabilities and shareholders’ equity	747,368	769,223
Parent Company [Member]
Assets
Cash and cash equivalents	2,436	1,700	1,462	1,687
Investment in subsidiaries	86,644	87,950
Notes receivable - subsidiaries	3,520	3,423
Other assets	370	310
Total assets	92,970	93,383
Liabilities
Notes payable	3,529	3,526
Subordinated debentures	8,500	13,500
Other liabilities	522	537
Total liabilities	12,551	17,563
Shareholders’ Equity
Total shareholders’ equity	80,419	75,820
Total liabilities and shareholders’ equity	$ 92,970	$ 93,383